1. The Company and Significant Accounting Policies: Fair Value Measurements: Fair Value, Liabilities Measured on Recurring Basis (Tables)	9 Months Ended
Sep. 30, 2016
Table Text Block Supplement [Abstract]
Fair Value, Liabilities Measured on Recurring Basis

Fair Value Measurements at September 30, 2016
		Quoted Prices in Active	Significant Other	Significant
		Markets for Identical Assets	Observable Inputs	Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
None	$-	$-	$-	$-
Total assets at fair value	$-	$-	$-	$-

Fair Value Measurements at December 31, 2015
		Quoted Prices in Active	Significant Other	Significant
		Markets for Identical Assets	Observable Inputs	Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
None	$-	$-	$-	$-
Total assets at fair value	$-	$-	$-	$-